Document and Entity Information	12 Months Ended
Jun. 30, 2011
Document and Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Jun. 30, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Entity Registrant Name	Pansoft CO LTD
Entity Central Index Key	0001430452
Current Fiscal Year End Date	--06-30
Entity Well-known Seasoned Issuer	Yes
Entity current reporting status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	5,438,232